LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of Lease Liabilities

	December 31,	December 31,
	2021	2020
Current portion of lease liabilities	$19.7	$28.4
Long-term lease liabilities	35.1	46.3
	$54.8	$74.7

Summary of undiscounted lease liability and lease payments expensed

		2022	2023-2026	2027+
	Total	Within 1 year	1 to 5 years	More than 5 years
Lease liabilities	$62.8	$21.7	$30.1	$11.0

	December 31,	December 31,
	2021	2020
Leases with a term of 12 months or less	$6.5	$4.8
Leases of low-value assets	0.3	0.1
Leases with variable lease payments	36.5	31.2
	$43.3	$36.1